Investments in Associates and Joint Ventures - Summary of Changes in Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	₩ 1,556,889	₩ 1,480,722
Acquisition (Disposal)	21,611	101,387
Share of net profit (loss) from associates and joint ventures	6,029	(35,634)
Others	(22,297)	10,414
Ending	1,562,232	1,556,889
KIF Investment Fund [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	177,054	170,979
Share of net profit (loss) from associates and joint ventures	12,396	5,443
Others	1,675	632
Ending	191,125	177,054
K Bank [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	872,881	852,756
Acquisition (Disposal)	0
Share of net profit (loss) from associates and joint ventures	43,614	1,089
Others	1,146	19,036
Ending	917,641	872,881
Hyundai Robotics Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	47,734	49,372
Acquisition (Disposal)	0
Share of net profit (loss) from associates and joint ventures	(1,138)	(1,637)
Others	(766)	(1)
Ending	45,830	47,734
Megazone Cloud Corporation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	131,694	136,199
Acquisition (Disposal)		0
Share of net profit (loss) from associates and joint ventures	(3,047)	(4,583)
Others	2,126	78
Ending	130,773	131,694
IGIS No. 468-1 General Private Real Estate Investment Company [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	23,484	23,589
Acquisition (Disposal)		0
Share of net profit (loss) from associates and joint ventures	(110)	(105)
Ending	23,374	23,484
KT-DSC creative economy youth start-up investment fund [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	25,117	22,123
Acquisition (Disposal)	(275)	(500)
Share of net profit (loss) from associates and joint ventures	(8,046)	3,494
Others	(845)	0
Ending	15,951	25,117
IGIS No. 395 Professional Investors Private Investment Real Estate Investment LLC [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	11,942	16,620
Share of net profit (loss) from associates and joint ventures	(2,215)	(4,678)
Ending	9,727	11,942
Other associates and joint ventures [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	243,491	209,084
Acquisition (Disposal)	41,542	101,887
Share of net profit (loss) from associates and joint ventures	(35,662)	(34,912)
Others	(21,560)	(32,568)
Ending	227,811	243,491
IGILS Marine Solution Co., Ltd. [member]
Disclosure Of Associates And Joint Ventures [Line Items]
Beginning	23,492
Acquisition (Disposal)	(19,656)
Share of net profit (loss) from associates and joint ventures	237	255
Others	(4,073)	23,237
Ending	₩ 0	₩ 23,492